Summary of Significant Accounting Policies - Schedule of calculation of basic and diluted net income per ordinary share (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Class A Redeemable Ordinary Shares [Member]
Basic net income per share:
Allocation of net income basic	$ 0	$ 1,821,992	$ 2,793,528	$ 4,610,935	$ 3,763,799	$ 6,325,884
Weighted-average shares outstanding basic	0	28,750,000	28,750,000	28,750,000	15,480,769	18,825,342
Basic income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.34
Diluted net income per share:
Allocation of net income diluted	$ 0	$ 1,821,992	$ 2,793,528	$ 4,610,935	$ 3,743,911	$ 6,304,223
Weighted-average shares outstanding diluted	0	28,750,000	28,750,000	28,750,000	15,480,769	18,825,342
Diluted income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.33
Class A and B Non Redeemable Ordinary shares [Member]
Basic net income per share:
Allocation of net income basic	$ (18,958)	$ 501,444	$ 768,828	$ 1,269,010	$ 1,737,192	$ 2,465,990
Weighted-average shares outstanding basic	6,250,000	7,912,500	7,912,500	7,912,500	7,145,192	7,338,596
Basic income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.34
Diluted net income per share:
Allocation of net income diluted	$ 0	$ 501,444	$ 768,828	$ 1,269,010	$ 1,757,080	$ 2,487,651
Weighted-average shares outstanding diluted	0	7,912,500	7,912,500	7,912,500	7,265,385	7,428,493
Diluted income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.33